Taxes (Details) - Schedule of Components of the Benefit of (Provision for) Income Taxes	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Components of the Benefit of (Provision for) Income Taxes [Abstract]
Current	¥ (140,037)	$ (19,772)	¥ (135,968)	¥ (2,189,629)
Deferred	2,666,910	376,539	3,758,877	3,024,851
Income tax credit	¥ 2,526,873	$ 356,767	¥ 3,622,909	¥ 835,222